Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible Debt		$ 183,490	$ 163,490	$ 163,490
Convertible Notes Payable Convertible on Basis of $0.01 of Debt to 1 Common Share [Member]
Convertible Debt		85,000	85,000	85,000
Convertible Notes Payable Convertible on Basis of $0.005 of Debt to 1 Common Share [Member]
Convertible Debt		30,000	10,000	10,000
Convertible Notes Payable Convertible on Basis of $0.15 of Debt to 1 Common Share [Member]
Convertible Debt	[1]		25,000
Convertible Notes Payable Convertible on Basis of $0.05 of Debt to 1 Common Share [Member]
Convertible Debt		48,490	23,490	23,490
Convertible Notes Payable Convertible on Basis of $0.04 of Debt to 1 Common Share [Member]
Convertible Debt		$ 20,000	$ 20,000	$ 20,000

[1]	Effective April 2, 2020, the $25,000 convertible note payable with the conversion price of $0.15 per share was amended to $0.05 per share.